Financial instruments by category (Details) - ARS ($) $ in Millions	Jun. 30, 2023	Jun. 30, 2022
Statement [Line Items]
Financial assets at amortized cost	$ 30,033	$ 47,606
Subtotal financial assets	69,221	95,137
Non-financial assets	7,354	8,544
Total financial asset	76,575	103,681
Financial liabilities at amortized cost	123,156	170,684
Subtotal financial liabilities	123,162	170,718
Non-financial liabilities	20,228	16,472
Total financial liability	143,390	187,190
Borrowings 1 [Member]
Statement [Line Items]
Financial liabilities at amortized cost	107,941	161,112
Subtotal financial liabilities	107,941	161,112
Non-financial liabilities	0	0
Total financial liability	107,941	161,112
Trade And Other Payables [Member]
Statement [Line Items]
Financial liabilities at amortized cost	15,215	9,572
Subtotal financial liabilities	15,215	9,572
Non-financial liabilities	20,228	16,472
Total financial liability	35,443	26,044
Level 2 [Member]
Statement [Line Items]
Financial assets at fair value through profit or loss	0	0
Financial liabilities at fair value through profit or loss	0	34
Level 2 [Member] | Borrowings Excluding Finance Leases [Member]
Statement [Line Items]
Financial liabilities at fair value through profit or loss	0	0
Level 2 [Member] | Trade And Other Payables Two [Member]
Statement [Line Items]
Financial liabilities at fair value through profit or loss	0	0
Level 1 [Member]
Statement [Line Items]
Financial assets at fair value through profit or loss	39,188	47,531
Financial liabilities at fair value through profit or loss	6	0
Level 1 [Member] | Borrowings Excluding Finance Leases [Member]
Statement [Line Items]
Financial liabilities at fair value through profit or loss	0	0
Level 1 [Member] | Trade And Other Payables one [Member]
Statement [Line Items]
Financial liabilities at fair value through profit or loss	0	0
Trade And Other Receivables Excluding The Allowance For Doubtful Accounts And Other Receivables [Member]
Statement [Line Items]
Financial assets at amortized cost	24,152	25,993
Subtotal financial assets	24,152	25,993
Non-financial assets	7,354	8,544
Total financial asset	31,506	34,537
Trade And Other Receivables Excluding The Allowance For Doubtful Accounts And Other Receivables [Member] | Level 2 [Member]
Statement [Line Items]
Financial assets at fair value through profit or loss	0	0
Trade And Other Receivables Excluding The Allowance For Doubtful Accounts And Other Receivables [Member] | Level 1 [Member]
Statement [Line Items]
Financial assets at fair value through profit or loss	0	0
Investments In Financial Assets [Member] | Mutual fonds [Member]
Statement [Line Items]
Financial assets at amortized cost	0	0
Subtotal financial assets	20,152	29,901
Non-financial assets	0	0
Total financial asset	20,152	29,901
Investments In Financial Assets [Member] | Mutual fonds [Member] | Level 2 [Member]
Statement [Line Items]
Financial assets at fair value through profit or loss	0	0
Investments In Financial Assets [Member] | Mutual fonds [Member] | Level 1 [Member]
Statement [Line Items]
Financial assets at fair value through profit or loss	20,152	29,901
Investments In Financial Assets [Member] | Public Companies Securities [Member]
Statement [Line Items]
Financial assets at amortized cost	0	0
Subtotal financial assets	5,046	2,902
Non-financial assets	0	0
Total financial asset	5,046	2,902
Investments In Financial Assets [Member] | Public Companies Securities [Member] | Level 2 [Member]
Statement [Line Items]
Financial assets at fair value through profit or loss	0	0
Investments In Financial Assets [Member] | Public Companies Securities [Member] | Level 1 [Member]
Statement [Line Items]
Financial assets at fair value through profit or loss	5,046	2,902
Investments In Financial Assets [Member] | Bonds [Member]
Statement [Line Items]
Financial assets at amortized cost	0	0
Subtotal financial assets	9,215	8,205
Non-financial assets	0	0
Total financial asset	9,215	8,205
Investments In Financial Assets [Member] | Bonds [Member] | Level 2 [Member]
Statement [Line Items]
Financial assets at fair value through profit or loss	0	0
Investments In Financial Assets [Member] | Bonds [Member] | Level 1 [Member]
Statement [Line Items]
Financial assets at fair value through profit or loss	9,215	8,205
Investments In Financial Assets [Member] | Others [Member]
Statement [Line Items]
Financial assets at amortized cost	627	22
Subtotal financial assets	1,921	593
Non-financial assets	0	0
Total financial asset	1,921	593
Investments In Financial Assets [Member] | Others [Member] | Level 2 [Member]
Statement [Line Items]
Financial assets at fair value through profit or loss	0	0
Investments In Financial Assets [Member] | Others [Member] | Level 1 [Member]
Statement [Line Items]
Financial assets at fair value through profit or loss	1,294	571
Derivative Financial Instruments [Member] | Bond Futures [member]
Statement [Line Items]
Financial liabilities at amortized cost	0
Subtotal financial liabilities	6
Non-financial liabilities	0
Total financial liability	6
Derivative Financial Instruments [Member] | Swaps [member]
Statement [Line Items]
Financial liabilities at amortized cost		0
Subtotal financial liabilities		34
Non-financial liabilities		0
Total financial liability		34
Derivative Financial Instruments [Member] | Level 2 [Member] | Bond Futures [member]
Statement [Line Items]
Financial liabilities at fair value through profit or loss	0
Derivative Financial Instruments [Member] | Level 2 [Member] | Swaps [member]
Statement [Line Items]
Financial liabilities at fair value through profit or loss		34
Derivative Financial Instruments [Member] | Level 1 [Member] | Bond Futures [member]
Statement [Line Items]
Financial liabilities at fair value through profit or loss	6
Derivative Financial Instruments [Member] | Level 1 [Member] | Swaps [member]
Statement [Line Items]
Financial liabilities at fair value through profit or loss		0
Cash And Cash Equivalents [member] | Cash At Bank And On Hand [Member]
Statement [Line Items]
Financial assets at amortized cost	5,254	21,591
Subtotal financial assets	5,254	21,591
Non-financial assets	0	0
Total financial asset	5,254	21,591
Cash And Cash Equivalents [member] | Cash At Bank And On Hand [Member] | Level 2 [Member]
Statement [Line Items]
Financial assets at fair value through profit or loss	0	0
Cash And Cash Equivalents [member] | Cash At Bank And On Hand [Member] | Level 1 [Member]
Statement [Line Items]
Financial assets at fair value through profit or loss	0	0
Cash And Cash Equivalents [member] | Short Term Investments [Member]
Statement [Line Items]
Financial assets at amortized cost	0	0
Subtotal financial assets	3,481	5,952
Non-financial assets	0	0
Total financial asset	3,481	5,952
Cash And Cash Equivalents [member] | Short Term Investments [Member] | Level 2 [Member]
Statement [Line Items]
Financial assets at fair value through profit or loss	0	0
Cash And Cash Equivalents [member] | Short Term Investments [Member] | Level 1 [Member]
Statement [Line Items]
Financial assets at fair value through profit or loss	$ 3,481	$ 5,952